Condensed Consolidated Statements of Comprehensive Income (Unaudited) - Parenthetical - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Details
Reclassification to Other Operating Expenses	$ 115,255	$ 20,479	$ 303,560	$ 21,817
Reclassification to Provision for Income Taxes	$ 0	$ 7,181	$ 14,697	$ 7,636